Goodwill	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill
Goodwill

Note H — Goodwill

The Company performed an annual qualitative assessment of impairment as of October 1, 2020 for each of the three reporting units, Mission Solutions, Space Components, and Engineering Services, concluding there was no impairment. The Company also concluded that there were no indicators of impairment requiring further testing during the six month period ended June 30, 2021.

The changes in the carrying amount of goodwill are as follows:

Successor
June 30, 2021
Beginning Balance at January 1, 2021	$52,711
Goodwill arising from the Oakman acquisition	6,866
Goodwill arising from the DPSS acquisition	11,148
Measurement period adjustment – DSS acquisition	(85)
Measurement period adjustment – MIS acquisition	(512)
Measurement period adjustment – Roccor acquisition	(684)
Change arising from impact of foreign currency	(111)
Ending Balance	$69,333

The Company’s estimate of the amount payable to/receivable from the seller as of the acquisition date changed during the Successor 2021 Period. These changes primarily related to settlement of net working capital adjustments. These changes were caused by new information becoming available during the Successor 2021 Period relating to events and circumstances existing at the acquisition date, therefore measurement period adjustments were recorded.

Successor
December 31, 2020
Beginning Balance at February 10, 2020	$—
Goodwill arising from the Adcole acquisition	21,525
Goodwill arising from the DSS acquisition	3.984
Goodwill arising from the MIS acquisition	15,320
Goodwill arising from the Roccor acquisition	6,725
Goodwill arising from the LoadPath acquisition	4,813
Change arising from impact of foreign currency	344
Ending Balance	$52,711

Note H – Goodwill

The Company performed an annual qualitative assessment of impairment as of October 1 for each of the three reporting units, Mission Solutions, Space Components, and Engineering Services, concluding that it was not more likely than not that the fair value of each reporting unit was less than its carrying value. The Company also concluded that there were no indicators of impairment requiring further testing as of December 31, 2020 (Successor).

The changes in the carrying amount of goodwill are as follows:

	Successor	Predecessor
	December 31,	December 31,
	2020	2019
Beginning Balance	$—	$—
Goodwill arising from the Adcole acquisition	21,525	—
Goodwill arising from the DSS acquisition	3,984	—
Goodwill arising from the MIS acquisition	15,320	—
Goodwill arising from the Roccor acquisition	6,725	—
Goodwill arising from the LoadPath acquisition	4,813	—
Change arising from impact of foreign currency	344	—
Ending Balance	$52,711	$—